Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of basic and diluted loss per share
The calculation of the basic and diluted loss per share is based on the following data:

	2025	2024	2023
Loss
Loss for the purpose of basic and diluted loss per share being net loss attributable to equity shareholders of the Company
- from continuing operations	$(34,536)	$(39,218)	$(42,569)
- from discontinued operations	(3,173)	(7,086)	(20,155)
	$(37,709)	$(46,304)	$(62,724)
Number of shares
Weighted-average number of ordinary shares for the purposes of basic and diluted loss per share	14,052,085	12,494,648	11,246,010